Other assets (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of operating segments [line items]
Reclamation Deposits	$ 16,761	$ 1,103
Other	2,766	3,777
Other assets	36,994	16,251
Provision expense on VAT receivables	0	0
Mexico Operating Segment
Disclosure of operating segments [line items]
Taxes recoverable1	$ 17,467	$ 11,371